TAX SITUATION	12 Months Ended
Dec. 31, 2022
TAX SITUATION [Abstract]
TAX SITUATION
19	TAX SITUATION

a)	Credicorp is not subject to income tax or any taxes on capital gains, equity or property in Bermuda. Credicorp Peruvian subsidiaries are subject to the Peruvian tax regime.

The income tax rate in Peru as of December 31, 2022, 2021 and 2020 was 29.5 percent of the taxable income after calculating the profit sharing, which is determined using a rate of 5.0 percent.
The income tax rate in Bolivia is 25.0 percent as of December 31, 2022 and December 31, 2021. Financial entities have an additional rate if the ROE exceeds 6.0 percent; in that case, they must consider an additional 25.0 percent, with which the rate would be 50.0 percent. Situation that as of the 2021 administration, was also established for brokerage firms, investment fund management companies and insurance entities.
With the change in Chile's tax legislation in 2020, two new regimes currently in force are established: the general regime and the Pro SME regime, for smaller companies. Credicorp Capital Holding Chile, like all its subsidiaries, is taxed under the general tax regime, whose first category income tax rate for domiciled legal entities remains at 27.0 percent as of December 31, 2022.
On the other hand, natural or legal persons not domiciled in Chile will be subject to a tax called “Additional income tax” whose rates range between 4.0 percent and 35.0 percent, depending on the nature of the rent. Additionally, Chile has signed agreements to avoid double taxation with different countries, so that certain income could be released from withholding taxes or for the use of reduced rates.
In the case of Colombia, according to Law No.2155 of 2021 issued on September 14, 2021, the income tax rate for the year 2022 is 35.0 percent of taxable income. Financial institutions must pay an additional 3.0 percent over the general tax rate; therefore, they will pay 38.0 percent from 2022 to 2024.

Additionally, the additional rate will be applicable only to colombian financial institutions that in the corresponding tax year have a taxable income equal to or greater than 120,000 Tax Value Unit ("UVT"), which as of December 31, 2022 is equivalent to a total of S/3.6 million and S/4.7 million as of December 31, 2021. In this sense, Credicorp Capital Colombia, Credicorp Capital Fiduciaria and MiBanco Colombia must pay income tax taking into consideration the above.

In the event that the company receives occasional profits, quoted and established by the National Government in the Tax Statute and that are not subject to income tax, the company must apply a differential rate of 10.0 percent on net profit and expenses. associated respectively.
The Colombian Tax Reform Law No.2155 of 2021 repeals paragraph 1 of article 115 of the Tax Statute, which would allow from the year 2022 to take 100.0 percent of the industry and commerce tax as a discount for income tax, notices and boards. Therefore, only 50.0 percent of the industry and commerce tax, notices and boards can be taken as a tax discount.
In addition to the Tax Reform Law No.2155 of 2021, the possibility of reducing the time available for inspection of the income tax return and complementary for the taxable periods 2022 and 2023 is established as follows:
Increase in net income tax compared to the previous year	Available time of inspection
35 percent	6 months
25 percent	12 months

The reconciliation of the statutory income tax rate to the effective tax rate for the Group is as follows:
	2022		2021		2020
	In millions	%	In millions	%	In millions	%

Theoretical tax and income tax rate in Peru	(2,022.5)	(29.50)	(1,573.2)	(29.50)	(66.1)	(29.50)
Decrease (Increase) in the statutory tax rate due to:
(i) Decrease (Increase) due to the profit of subsidiaries not domiciled in Peru	(75.8)	(1.11)	(12.8)	(0.24)	50.1	22.36
(ii) Provision tax on dividends from subsidiaries	(168.4)	(2.46)	(78.6)	(1.47)	(44.6)	(19.91)
(iii) Non-taxable income, net	156.2	2.29	3.6	0.06	117.3	52.32
(iv) Change in estimate of deferred tax rate, net (Banco de Crédito de Bolivia)	–	–	–	–	53.3	23.80
Income tax and effective income tax rate	(2,110.5)	(30.78)	(1,661.0)	(31.15)	110.0	49.07

b)	Income tax expense for the years ended December 31, 2022, 2021 and 2020 comprises:

	2022	2021	2020
	S/(000)	S/(000)	S/(000)
Current -
In Peru	1,799,467	945,937	926,361
In other countries	197,971	167,657	110,973
	1,997,438	1,113,594	1,037,334

Deferred -
In Peru	37,447	548,920	(927,130)
In other countries	75,616	(1,527)	(220,181)
	113,063	547,393	(1,147,311)
Total	2,110,501	1,660,987	(109,977)

The deferred income tax has been calculated on all temporary differences, considering the income tax rates effective where Credicorp’s subsidiaries are located.
c)	The following table presents a summary of the Group’s deferred income tax:

	2022	2021
	S/(000)	S/(000)
Deferred income tax asset, net
Deferred asset
Provision for loan losses for loan portfolio	1,108,687	1,266,336
Provision for profit sharing	73,402	84,625
Provision for sundry expenses and risks	35,393	62,029
Carry forward tax losses	50,675	35,243
Provision for pending vacations	31,724	28,287
Depreciation of improvements for leased premises	23,762	28,177
Unrealized losses due to valuation of investments at fair value through other comprehensive income	5,160	23,744
Provision of Stock awards	45,510	14,641
Unrealized losses due to valuation of investments at fair value through other comprehensive income	71,214	7,372
Others	120,239	97,732

Deferred liability
Intangibles, net	(253,696)	(242,521)
Adjustment for difference in exchange of Superintendencia Nacional de Aduanas y de Administración Tributaria (SUNAT) and SBS	(61,858)	(119,246)
Buildings depreciation	(64,462)	(59,029)
Deferred acquisitions costs - DAC	(16,537)	(15,900)
Unrealized gain due to valuation of investments at fair value through other comprehensive income	(1,099)	(10,966)
Unrealized gain / loss from valuation of fair value hedging derivatives	8,246	(8,800)
Buildings revaluation	(3,113)	(3,642)
Unrealized gain in valuation on cash flow hedge derivatives	(5,262)	(3,407)
Others	(36,420)	(7,316)
Total	1,131,565	1,177,359

	2022	2021
	S/(000)	S/(000)
Deferred income tax liability, net
Deferred asset
Provision for sundry expenses and risks	21,192	20,710
Carry forward tax losses	19,757	19,757
Unrealized losses due to valuation of investments at fair value through other comprehensive income	41,146	16,636
Provision for profit sharing	12,911	7,850
Deferred income from commissions on remuneration	4,992	6,193
Others	10,270	16,519

Deferred liability
Intangibles, net	(37,315)	(41,179)
Gain generated in the reorganization of Pacífico EPS	(39,515)	(39,515)
Deferred acquisitions costs - DAC	(22,991)	(23,160)
Unrealized gain due to valuation of investments at fair value through other comprehensive income	(10,716)	(22,839)
Reserve for reinstatement premium costs and deductibles	(11,251)	(11,762)
Leasing operations related to loans	(3,224)	(3,409)
Buildings revaluation	(3,296)	(3,296)
Others	(53,784)	(47,563)
Total	(71,824)	(105,058)

As of December 31, 2022, the Group has recorded a deferred liability of deferred income tax of S/114 million for both periods corresponding to unrealized gains and losses generated by investments at fair value through other comprehensive income and cash flow hedges derivatives.
As of December 31, 2021, the Group has recorded a deferred liability of income tax of S/5.1 million for both periods corresponding to unrealized gains and losses generated by investments at fair value through other comprehensive income and cash flow hedges derivatives.
d)
The Peruvian Tax Authority has the right to review and, if necessary, amend the annual income tax returns filed by Peruvian subsidiaries up to four years after their filing date. Income tax returns of the major subsidiaries open for examination by the tax authority are as follows:

Banco de Crédito del Perú	2016 to 2021
MiBanco, Banco de la Microempresa	2017 to 2021
Pacífico Compañía de Seguros y Reaseguros	2018 to 2021
Credicorp Capital Servicios Financieros	2018 to 2021
Credicorp Capital Perú	2018 to 2021
Credicorp Capital Holding Perú	2018 to 2021

       It is important to mention that the Peruvian Tax Authority is auditing the Income Tax declaration of 2018 of Banco de Crédito del Perú. Additionally, Mibanco has a claim process to the Tax authority for 2014 period, it implies S/4.8 million, in the present, this process is starting.

The Bolivian, Chilean and Colombian Tax Authorities have the power to review and, if applicable, make a new determination for the income tax the subsidiaries to Credicorp located in said countries, upon presentation of their Income Tax declarations. Additionally, in the case of Colombia, a period of 6 years was established for the taxpayers obliged to apply Transfer Prices or taxpayers who report tax losses.

The annual income tax declarations pending examination by the overseas tax authorities are the following:
Banco de Crédito de Bolivia	2014 to 2021
MiBanco Colombia	2019 to 2021
Credicorp Capital Colombia	2016 to 2021
Credicorp Capital Holding Chile	2020 to 2021

Since tax regulations are subject to interpretation by the different Tax Authorities where Credicorp’s subsidiaries are located, it is not possible to determine at the present date whether any significant additional liabilities may arise from any eventual tax examinations of the Credicorp’s subsidiaries. Any resulting unpaid taxes, tax penalties or interest that may arise will be recognized as expenses in the year in which they are determined. However, Management of Credicorp and its Subsidiaries and their legal counsel consider that any additional tax assessments would not have a significant impact on the consolidated financial statements as of December 31, 2022 and 2021.